FAIR VALUE MEASUREMENTS (Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Evogene	$ 4,565	$ 5,196
Embedded derivatives	12,431	6,864
Liability with respect to outstanding options to non-employee		264
Total financial assets	16,996	12,324
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Evogene	4,565	5,196
Embedded derivatives
Liability with respect to outstanding options to non-employee
Total financial assets	4,565	5,196
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Evogene
Embedded derivatives
Liability with respect to outstanding options to non-employee
Total financial assets
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Evogene
Embedded derivatives	12,431	6,864
Liability with respect to outstanding options to non-employee		264
Total financial assets	$ 12,431	$ 7,128